Related Party	12 Months Ended
Dec. 31, 2011
Related Party [Abstract]
Related Party

Note 9: Related Party

Prudential and its affiliates perform various services on behalf of the Partnership in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.